Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 725,261	$ 745,894
Less: accumulated depreciation and amortization	(410,609)	(401,866)
Property and equipment, net	314,652	344,028
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	331,114	295,185
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 394,147	$ 450,709